CONVERTIBLE NOTES - Narrative (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 shares
Repayments of Convertible Debt	$ (575,000)	$ 0	$ (362,667)
Amortization of Debt Issuance Costs and Discounts	3,831	3,166	4,194
Current portion of convertible notes, net	0	572,880
2025 Convertible notes
Debt Instrument, Annual Principal Payment	$ 575,000
Coupon rate	0.00%
Maturity date	Aug. 15, 2025
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 2.4813
Debt Issuance Costs, Line of Credit Arrangements, Net	$ 15,712
Debt Instrument, Interest Rate, Effective Percentage	0.56%
Amortization of Debt Issuance Costs and Discounts	$ 2,120	3,166	3,148
Loan, Securitized or Asset-Backed Financing Arrangement, Principal Outstanding	575,000	575,000
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	0	(2,120)
Current portion of convertible notes, net	0	572,880
2025 Convertible notes | Ordinary Shares Outstanding
Debt Instrument, Annual Principal Payment	$ 1
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 403.01
2023 Convertible note
Debt Instrument, Annual Principal Payment	$ 442,750
Coupon rate	0.00%
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 7.0113
Debt Issuance Costs, Line of Credit Arrangements, Net	$ 12,601
Debt Instrument, Interest Rate, Effective Percentage	0.58%
Repayments of Convertible Debt	$ (362,667)
Amortization of Debt Issuance Costs and Discounts	0	0	1,046
2023 Convertible note | Ordinary Shares Outstanding
Debt Instrument, Annual Principal Payment	$ 1
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 142.63
Number of ordinary shares issue for partially conversion of convertible notes | shares				560,770
2025 Capped Call
Aggregate amount	$ 46,000
2023 Capped Call
Aggregate amount	45,338
2030 Convertible note
Debt Instrument, Annual Principal Payment	$ 1,150,000
Coupon rate	0.00%
Maturity date	Sep. 15, 2030
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 4.7509
Debt Issuance Costs, Line of Credit Arrangements, Net	$ 25,942
Debt Instrument, Interest Rate, Effective Percentage	0.46%
Amortization of Debt Issuance Costs and Discounts	$ 1,711	0	$ 0
Loan, Securitized or Asset-Backed Financing Arrangement, Principal Outstanding	1,150,000	0
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	(24,231)	$ 0
2030 Convertible note | Ordinary Shares Outstanding
Debt Instrument, Annual Principal Payment	$ 1
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 210.49
2030 Capped Call
Aggregate amount	$ 71,875
Option Indexed to Issuer's Equity, Strike Price | $ / shares	$ 210.49
wix:CappedCallInitialCapPrice | $ / shares	$ 267.89